Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets [abstract]
Cash	$ 1,228,614	$ 19,997
Accounts receivable	137,474	120,616
Income taxes recoverable	10,196	12,307
Inventory	68,284	73,134
Prepaid expenses	53,789	44,663
Current assets	1,498,357	270,717
Non-current assets [abstract]
Property, plant and equipment	581,146	529,673
Right of use assets	689,247	668,101
Derivative financial instruments	7,153	0
Deferred income tax asset	12,625	2,840
Intangible assets	356,347	336,943
Goodwill	702,460	643,864
Other long-term assets	12,616	12,051
Assets	3,859,951	2,464,189
Current liabilities [abstract]
Accounts payable and accrued liabilities	339,276	306,942
Dividends payable	3,168	2,283
Current portion of long-term debt	8,752	8,994
Current portion of lease liabilities	125,483	116,849
Current liabilities	476,679	435,068
Non-current liabilities [abstract]
Long-term debt	352,031	498,289
Senior unsecured notes	577,143	0
Derivative financial instruments	4,667	0
Lease liabilities	653,324	627,446
Deferred income tax liability	73,197	68,559
Unearned rebates	3,349	3,964
Liabilities	2,140,390	1,633,326
Equity [abstract]
Accumulated other comprehensive earnings	51,871	44,792
Retained earnings	188,780	180,557
Shareholders' capital	1,468,962	600,047
Contributed surplus	9,948	5,467
Equity	1,719,561	830,863
Equity and liabilities	$ 3,859,951	$ 2,464,189